Earnout Liability - Additional Information (Detail) $ / shares in Units, $ in Millions, $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2024 CAD ($) shares	Mar. 31, 2024 CAD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2024 USD ($)
Earnout Liability [Line Items]
Liabilities | $	$ 1,677.7	$ 1,173.6
Earnout share vested and settled	(320,000)	(288,164)
Earnout Liability [Member]
Earnout Liability [Line Items]
Earnout shares outstanding	719,547		719,547
Earnout shares fair value per share | $ / shares			$ 9.78
Liabilities	$ 10.1	$ 13.8	$ 7.0	$ 10.2
Loss (gain) on earn out liability | $	$ 2.4	$ 0.1
Earnout share vested and settled	320,000	288,164
Earn out rights forfeited and cancelled	172,786	90,397